NOTE 11 - CONCENTRATIONS, RISKS AND UNCERTAINTIES (Tables)	9 Months Ended
May 31, 2019
Accounting Policies [Abstract]
Schedule of concentration

The concentration on products sales revenues is as follows:

	Nine Months Ended May 31,		April 2, 2018 (Inception) to August 31,
	2019		2018
Product A	$ 1,831,077	68%	$ -
Product B	362,817	14%	-
Product C	306,316	11%	-
Total	$ 2,500,210	93%	$ -

The concentration on suppliers’ purchases is as follows:

	Nine Months Ended May 31,		April 2, 2018 (Inception) to August 31,
	2019		2018
Supplier A	1,032,548	55%	-
Supplier B	299,175	16%	-
Supplier C	418,633	22%	-
Total	$ 1,750,357	97%	$ -

The concentration on customers’ sales revenues is as follows:

	Nine Months Ended May 31,		April 2, 2018 (Inception) to August 31,
	2019		2018
Customer A	$ 290,180	11%	-
Customer B	197,356	7%	-
Customer C	159,387	6%	-
Total	646,923	24%	$ -